VRE-Q1

Quarterly Report
March 31, 2026
MFS®  Global Real
Estate Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Construction – 9.2%
American Homes 4 Rent LP, REIT	94,036	$2,625,485
Equity Lifestyle Properties, Inc., REIT	54,451	3,398,831
Equity Residential, REIT	44,315	2,621,232
Essex Property Trust, Inc., REIT	9,732	2,355,144
Mid-America Apartment Communities, Inc., REIT	20,507	2,504,315
		$13,505,007
Entertainment & Leisure – 1.9%
Lamar Advertising Co., REIT	21,845	$2,766,888
Medical & Health Technology & Services – 6.4%
Healthcare Realty Trust, Inc., REIT	157,344	$2,673,275
Healthpeak Properties, Inc., REIT	51,742	850,121
Ventas, Inc., REIT	71,872	5,877,692
		$9,401,088
Real Estate – 49.8%
Acadia Realty Trust, REIT	130,460	$2,494,395
Big Yellow Group PLC, REIT	115,958	1,311,025
Capitaland Mall Trust, REIT	1,385,300	2,487,979
Charter Hall Group, REIT	145,304	1,887,545
Derwent London PLC, REIT	31,065	648,351
Essential Properties Realty Trust, REIT	63,114	1,916,141
Federal Realty Investment Trust, REIT	27,667	2,938,512
Goodman Group, REIT	276,377	4,920,048
GPT Group Co., REIT	617,630	1,939,191
Grainger PLC, REIT	789,326	1,699,181
Hongkong Land Holdings Ltd.	239,500	1,873,238
Industrial & Infrastructure Fund Investment Corp., REIT	1,450	1,297,093
Janus Living, Inc., “A”, REIT (a)	107,139	2,525,266
Japan Metropolitan Fund Investment Corp., REIT	3,028	2,131,645
Kimco Realty Corp., REIT	101,702	2,285,244
Klepierre, REIT	38,458	1,449,523
Land Securities Group PLC, REIT	269,097	1,996,769
LondonMetric Property PLC, REIT	493,448	1,188,089
Mitsubishi Estate Co. Ltd.	144,200	3,990,206
Mitsui Fudosan Accommodations Fund, Inc., REIT	1,518	1,284,136
Mitsui Fudosan Co. Ltd.	252,900	2,676,835
Nippon Building Fund, Inc., REIT	2,753	2,310,769
NNN REIT, Inc.	57,592	2,420,592
Parkway Real Estate LLC, REIT	343,800	1,072,453
Regency Centers Corp., REIT	30,671	2,320,568
Scentre Group Ltd., REIT	1,181,055	2,724,855
SEGRO PLC, REIT	318,779	2,772,209
Shurgard Self Storage Ltd., REIT	68,575	1,986,116
Simon Property Group, Inc., REIT	29,701	5,540,128
Star Asia Investment Corp., REIT	2,227	777,911
Swire Properties Ltd.	572,000	1,662,452
Unibail-Rodamco-Westfield, REIT (a)	31,306	3,498,894
Warehouses De Pauw, REIT	29,166	758,081
		$72,785,440
Real Estate - Storage & Office – 15.5%
Americold Realty Trust, Inc., REIT	101,328	$1,161,219
BXP, Inc., REIT	35,112	1,822,313
Cousins Properties, Inc., REIT	37,122	837,844

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage & Office – continued
Douglas Emmett, Inc., REIT	93,060	$876,625
Extra Space Storage, Inc., REIT	15,926	2,088,376
Highwoods Properties, Inc., REIT	90,122	1,929,512
Prologis, Inc., REIT	91,353	12,075,039
Rexford Industrial Realty, Inc., REIT	57,623	1,886,001
		$22,676,929
Telecom - Infrastructure – 9.5%
Digital Realty Trust, Inc., REIT	30,914	$5,571,012
Equinix, Inc., REIT	8,516	8,347,724
		$13,918,736
Travel, Gaming, & Lodging – 4.6%
Ryman Hospitality Properties, Inc., REIT	20,678	$1,907,959
Sunstone Hotel Investors, Inc., REIT	169,320	1,525,573
VICI Properties, Inc., REIT	118,450	3,236,054
		$6,669,586
Total Common Stocks		$141,723,674
Mutual Funds (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 3.71% (v)	3,670,374	$3,670,374

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Medical & Health Technology & Services – 0.2%
Welltower, Inc. – 6/18/2026 @ $210	Call	Merrill Lynch International	$6,049,926	306	$168,300
Welltower, Inc. – 6/18/2026 @ $240	Call	Morgan Stanley Capital Services LLC	4,211,223	213	3,195
Welltower, Inc. – 9/18/2026 @ $220	Call	Morgan Stanley Capital Services LLC	1,838,703	93	56,730
Total Purchased Options					$228,225

Other Assets, Less Liabilities – 0.4%	580,373
Net Assets – 100.0%	$146,202,646

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,670,374 and
$141,951,899, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$91,379,080	$—	$—	$91,379,080
Japan	—	14,468,595	—	14,468,595
Australia	—	11,471,639	—	11,471,639
United Kingdom	—	9,615,624	—	9,615,624
France	—	4,948,417	—	4,948,417
Singapore	—	3,560,432	—	3,560,432
Hong Kong	—	3,535,690	—	3,535,690
Belgium	—	2,744,197	—	2,744,197
Purchased Options	—	228,225	—	228,225
Investment Companies	3,670,374	—	—	3,670,374
Total	$95,049,454	$50,572,819	$—	$145,622,273
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,780,794	$15,306,099	$17,415,921	$44	$(642)	$3,670,374

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$28,559	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
United States	65.6%
Japan	9.9%
Australia	7.8%
United Kingdom	6.6%
France	3.4%
Singapore	2.4%
Hong Kong	2.4%
Belgium	1.9%